Tax	6 Months Ended
Jun. 30, 2016
Tax
23 Tax
The income tax expense of CHF 21 million recorded in 2Q16 mainly reflected the impact of the geographical mix of results.
The quarterly income tax expense includes the impact of the continuous reassessment of the estimated annual effective tax rate as well as the impact of items that need to be recorded in the specific interim period in which they occur.
Net deferred tax assets related to net operating losses, net deferred tax assets on temporary differences and net deferred tax liabilities are presented in the following manner. Nettable gross deferred tax liabilities are allocated on a pro-rata basis to gross deferred tax assets on net operating losses and gross deferred tax assets on temporary differences. This approach is aligned with the underlying treatment of netting gross deferred tax assets and liabilities under the Basel III framework. Valuation allowances have been allocated against such deferred tax assets on net operating losses first with any remainder allocated to such deferred tax assets on temporary differences. This presentation is considered the most appropriate disclosure given the underlying nature of the gross deferred tax balances.
As of June 30, 2016, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 4.7 billion which are considered indefinitely reinvested. The Group would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
The Group is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF 7 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Japan – 2012; Switzerland – 2011; Brazil – 2010; the US – 2010; the UK – 2009; and the Netherlands – 2005.
Effective tax rate
in	2Q16	1Q16	2Q15	6M16	6M15
Effective tax rate (%)	10.6	37.0	35.6	55.4	33.7
Tax expense reconciliation
in	2Q16
CHF million
Income tax expense computed at the Swiss statutory tax rate of 22%	44
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	63
Other non-deductible expenses	(109)
Changes in deferred tax valuation allowance	(46)
Lower taxed income	60
Change in recognition of outside basis difference	145
Other	(136)
Income tax expense	21
Foreign tax rate differential
2Q16 included a foreign tax expense of CHF 63 million in respect of earnings in higher tax jurisdictions, such as the US, as well as earnings in lower tax jurisdictions, such as Singapore.
Other non-deductible expenses
2Q16 included the reversal of the over-accrual of non-deductible interest expenses of CHF 81 million and non-deductible bank levy costs and other non-deductible expenses of CHF 28 million.
Changes in deferred tax valuation allowance
2Q16 included the impact of the decrease of valuation allowances of CHF 61 million mainly in respect of two of the Group’s operating entities, both in the UK, and an increase of valuation allowances of CHF 15 million mainly in respect of one of the Group’s operating entities in Switzerland, related to estimated current year earnings.
Lower taxed income
2Q16 included the partial reversal of the previously reported impacts of a beneficial earnings mix in one of the Group’s operating entities in Switzerland of CHF 22 million, CHF 16 million related to non-taxable life insurance income, CHF 12 million related to exempt income and CHF 10 million relating to non-taxable foreign exchange gains.
Change in recognition of outside basis difference
2Q16 included a CHF 145 million income tax expense related to a change in the outside basis difference relating to Swiss subsidiary investments.
Other
2Q16 included a tax benefit of CHF 95 million relating to the reassessment of deferred tax balances in one of the Group’s operating entities in Switzerland, a tax benefit of CHF 41 million from the reduction in own-credit revaluation gains, a tax benefit of CHF 15 million from prior year adjustments and a tax benefit of CHF 8 million relating to the decrease of tax contingency accruals. The remaining balance included various smaller items.
Net deferred tax assets
end of	2Q16	1Q16
Net deferred tax assets (CHF million)
Deferred tax assets	6,319	6,341
of which net operating losses	2,594	2,348
of which deductible temporary differences	3,725	3,993
Deferred tax liabilities	(48)	(50)
Net deferred tax assets	6,271	6,291